Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment
Property and Equipment
	Machinery and equipment	Office lease	Other	Total
Cost
At December 31, 2019	$2,298	$-	$-	$2,298
Additions	-	236	23	259
Disposal of assets	(142)	-	-	(142)
At December 31, 2020	$2,156	$236	$23	$2,415
Additions	35	295	68	398
Disposal of assets	-	-	(25)	(25)
Impairment of assets	-	-	(55)	(55)
At December 31, 2021	$2,191	$531	$11	$2,733

Accumulated depreciation
At December 31, 2019	$(1,026)	$-	$-	$(1,026)
Depreciation for the year	(235)	(17)	-	(252)
Disposal of assets	85	-	-	85
At December 31, 2020	$(1,176)	$(17)	$-	$(1,193)
Depreciation for the year	(213)	(133)	(25)	(371)
Disposal of assets	-	-	9	9
Impairment of assets	-	-	13	13
At December 31, 2021	$(1,389)	$(150)	$(3)	$(1,542)

Net book value
At December 31, 2020	$980	$219	$23	$1,222
At December 31, 2021	$802	$381	$8	$1,191